Restricted Net Asset Parent Only Financial Information	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
(29)	Restricted Net Asset Parent Only Financial Information

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings. if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC companies can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserves. Relevant rules require annual appropriations of 10% of net after-tax income to be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB  9,493  million, or  202 %  of the Group’s total consolidated net deficits as of December 31, 2015. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from the PRC subsidiaries due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.

The separate condensed financial statements of Yingli Green Energy Holding Company Limited as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investment is presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries.” The condensed financial information of Yingli Green Energy Holding Company Limited has been presented for the period from January 1, 2013 to December 31, 2015.

The subsidiaries did not pay dividend to the Company for the period presented.

Except as disclosed in the consolidated financial statements as presented above, the Company did not have any significant contingency, commitment, long term obligation, or guarantee as of December 31, 2015.

Condensed Balance Sheets
(Amounts in thousands)

	December 31,	December 31,
	2014	2015
	RMB	RMB	US$
ASSETS

Current assets:
Cash	1,900	1,145	177
Amounts due from related parties	2,609,928	2,658,849	410,456
Prepaid expenses and other current assets	171,314	174,559	26,947
Total current assets	2,783,142	2,834,553	437,580
Investments and loans to subsidiaries	—	—	—
Total assets	2,783,142	2,834,553	437,580

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Short-term borrowings	212,807	—	—
Amounts due to related parties	2,617,668	2,952,404	455,773
Other current liabilities and accrued expenses	28,191	95,127	14,685
Total current liabilities	2,858,666	3,047,531	470,458
Non-current liabilities:
Deficit subsidiaries	141,840	5,726,706	884,051
Total liabilities	3,000,506	8,774,237	1,354,509

Shareholders’ deficit
Ordinary shares —
Par value: US$0.01
Authorized shares: 1,000,000,000
Issued shares: 187,490,478 and 187,490,478 as of December 31, 2014 and 2015, respectively
Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2014 and 2015, respectively	13,791	13,791	2,129
Additional paid-in capital	7,234,810	7,246,760	1,118,707

Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2014 and 2015, respectively, at cost	(127,331)	(127,331)	(19,656)
Accumulated other comprehensive income	312,110	180,025	27,791
Accumulated deficit	(7,650,744)	(13,252,929)	(2,045,900)
Total shareholders’ deficit	(217,364)	(5,939,684)	(916,929)

Commitments and contingencies	—	—	—

Total liabilities and shareholders’ equity/deficit	2,783,142	2,834,553	437,580

Condensed Statements of Comprehensive Loss
(Amounts in thousands)

	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Selling expenses	191,343	282,636	76,890	11,870
General and administrative expenses	18,187	37,543	54,101	8,352
Research and development expenses	3,041	4,091	1,295	199
Total operating expenses	212,571	324,270	132,286	20,421
Equity in losses of subsidiaries	(1,724,346)	(980,267)	(5,480,390)	(846,026)
Interest expense	(4,244)	(4,328)	(2,810)	(434)
Interest income	4	1	—	—
Foreign currency exchange gain (losses)	(3,511)	8,771	12,895	1,991
Other income	243	284	406	64
Loss before income taxes	(1,944,425)	(1,299,809)	(5,602,185)	(864,828)
Income tax expense	—	—	—	—
Net loss	(1,944,425)	(1,299,809)	(5,602,185)	(864,828)
Foreign currency exchange translation adjustment, net of nil tax	53,575	22,494	(131,336)	(20,275)
Cash flow hedging derivatives, net of nil tax	(1,070)	(273)	(749)	(116)
Comprehensive loss	(1,891,920)	(1,277,588)	(5,734,270)	(885,219)

Condensed Statements of Cash Flows
(Amounts in thousands)

	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Operating activities:
Net cash used in operating activities	(148,292)	(128,256)	(32,709)	(5,049)

Investing activities:
Investment in subsidiaries	(114,256)	(599,332)	—	—
Repayment of amounts due from subsidiaries, net	368,232	207,712	253,063	39,066
Net cash provided by (used in) investing activities	253,976	(391,620)	253,063	39,066
Cash flows from financing activities
Proceeds from short-term borrowings	—	—	—	—
Repayment of short-term borrowings	(109,891)	—	(221,109)	(34,133)
Proceeds from issuance of ordinary shares	—	517,272	—	—
Proceeds from exercise of options	4,005	—	—	—
Payment for the repurchase of the convertible senior notes	—	—	—	—
Payment for share repurchase	—	—	—	—
Net cash provided by (used in) financing activities	(105,886)	517,272	(221,109)	(34,133)
Net decrease in cash	(202)	(2,604)	(755)	(116)
Cash at beginning of year	4,706	4,504	1,900	293
Cash at end of year	4,504	1,900	1,145	177

Non-cash investing and financing transactions:
Conversion of senior secured convertible notes to ordinary shares	—	—	—	—